Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) (Total Fleet Lease Rental Income)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	16.50%	22.80%	24.10%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.80%	12.10%	12.20%
Korea
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.50%	10.00%
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.80%	10.20%
SINGAPORE
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.60%
Taiwan
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.10%